Expense Example - WisdomTree Efficient U.S. Plus International Equity Fund - WisdomTree Efficient U.S. Plus International Equity Fund	Mar. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 133